14. Going Concern (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Net Loss		$ (13,086,489)
Cash Used in Operations		(2,865,936)
Stockholders Deficit		$ (15,493,415)
Quarter One Report [Member]
Net Loss	$ (1,543,415)
Cash Used in Operations	1,423,976
Stockholders Deficit	$ (6,186,587)		$ (5,850,064)